Cover	May 24, 2024
Document Information [Line Items]
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	2
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	true
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement.
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	OFS CAPITAL CORPORATION
Entity Central Index Key	0001487918
Securities Act File Number	333-278170
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Inv Company Type	N-2
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	10 S. Wacker Drive
Entity Address, Address Line Two	Suite 2500
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
Entity Phone Fax Numbers [Line Items]
City Area Code	847
Local Phone Number	734-2000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Bilal Rashid
Entity Address, Address Line One	10 S. Wacker Drive
Entity Address, Address Line Two	Suite 2500
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606